Investment Securities (Tables)	12 Months Ended
Sep. 30, 2012
Investment Securities [Abstract]
Investments by contractual maturity date

September 30,	2012
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$19,999	$42	$(6)	$20,035	0.57%
1 to 5 years	—	—	—	—	—
5 to 10 years	59,300	4,225	—	63,525	2.21%
Over 10 years	100,000	—	—	100,000	1.05%
Corporate bonds due
1 to 5 years	336,340	2,810	(61)	339,089	0.91%
5 to 10 years	62,919	1,324	(7)	64,236	2.73%
Municipal bonds due
Over 10 years	20,442	4,402	—	24,844	6.45%
Mortgage-backed securities
Agency pass-through certificates	1,161,668	9,358	(1,050)	1,169,976	2.28%
	1,760,668	22,161	(1,124)	1,781,705	1.99%
Held-to-maturity securities
Tax-exempt municipal bonds due
Within 1 year	795	7	—	802	5.80%
1 to 5 years	—	—	—	—	—%
5 to 10 years	—	—	—	—	—%
Over 10 years	—	—	—	—	—%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	1,190,692	25,729	—	1,216,421	3.10%
	1,191,487	25,736	—	1,217,223	3.10%
	$2,952,155	$47,897	$(1,124)	$2,998,928	2.44%

September 30,	2011
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$34	$—	$534	4.00%
1 to 5 years	—	—	—	—	—%
5 to 10 years	9,300	4,547	—	13,847	10.38%
Over 10 years	175,515	631	—	176,146	2.57%
Corporate bonds due
1 to 5 years
5 to 10 years	30,000	284	(325)	29,959	4.00%
Municipal bonds due
Over 10 years	20,461	3,107	—	23,568	6.45%
Mortgage-backed securities
Agency pass-through certificates	2,883,734	127,356	—	3,011,090	4.72%
	3,119,510	135,959	(325)	3,255,144	4.62%
Held-to-maturity securities
Tax-exempt municipal bonds due
Within 1 year					—%
1 to 5 years	405	5	—	410	6.52%
5 to 10 years	1,545	68	—	1,613	5.60%
Over 10 years	—	—	—	—	—%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	45,086	3,507	—	48,593	5.31%
	47,036	3,580	—	50,616	5.33%
	$3,166,546	$139,539	$(325)	$3,305,760	4.63%

Schedule of unrealized losses and fair value of securities
The following table shows the unrealized gross losses and fair value of securities at September 30, 2012, by length of time that individual securities in each category have been in a continuous loss position. The Company had $10.0 million securities in a continuous loss position for 12 or more months at September 30, 2012, which consisted of mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment.

As of September 30,	2012
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate Bonds	$(61)	$14,939	$(7)	$9,994	$(68)	$24,933
U.S. agency securities	(6)	19,493	—	—	(6)	19,493
Agency pass-through certificates	(1,050)	201,749	—	—	(1,050)	201,749
	$(1,117)	$236,181	$(7)	$9,994	$(1,124)	$246,175